SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2013
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Schedule of Research and Development Costs, Net
Research and development expenses, net:

	Year ended December 31,
	2013	2012	2011

Total costs	$140,935	$126,584	$113,671
Less - grants and participations	(3,334)	(4,087)	(3,394)
Less - capitalization of software development costs	(1,038)	(1,110)	(1,150)

	$136,563	$121,387	$109,127

Schedule of Computation of Net Earnings Per Share
Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2013	2012	2011

Net income available to ordinary shareholders	$55,275	$67,894	$57,263

2.	Denominator (in thousands):

	Year ended December 31,
	2013	2012	2011

Denominator for basic net earnings per share -
Weighted average number of shares	60,388	60,905	62,924
Effect of dilutive securities:
Add - employee stock options and RSU	1,442	1,356	1,317

Denominator for diluted net earnings per share - adjusted weighted average shares	61,830	62,261	64,241

Schedule of Financial Income and Other, Net
Financial income and other, net:

	Year ended December 31,
	2013	2012	2011
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$4,802	$4,230	$8,357
Gain on forward contracts	-	-	9,902
Realized gain on marketable securities	-	2,095	1,124
Interest	1,505	2,616	3,154
Foreign currency translation	2,664	1,717	1,725

	8,971	10,658	24,262
Financial expenses:
Realized loss on marketable securities	-	(495)	(333)
Interest	(182)	(103)	(165)
Foreign currency translation	(3,486)	(2,368)	(11,872)
Other	(1,266)	(954)	(1,109)

	(4,934)	(3,920)	(13,479)

Other income (expenses), net	(110)	1,530	(162)

	$3,927	$8,268	$10,621